Quarterly Report
December 31, 2024
MFS®  Blended Research®
Core Equity Fund
UNE-Q1

Portfolio of Investments
12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.5%
General Dynamics Corp.	19,728	$5,198,130
General Electric Co.	50,134	8,361,850
Leidos Holdings, Inc.	57,013	8,213,293
		$21,773,273
Airlines – 0.4%
United Airlines Holdings, Inc. (a)	54,716	$5,312,924
Apparel Manufacturers – 0.7%
PVH Corp.	101,197	$10,701,583
Automotive – 1.2%
Aptiv PLC (a)	26,762	$1,618,566
Tesla, Inc. (a)	39,440	15,927,449
		$17,546,015
Biotechnology – 0.4%
Biogen, Inc. (a)	38,514	$5,889,561
Broadcasting – 1.5%
Spotify Technology S.A. (a)	49,790	$22,275,050
Brokerage & Asset Managers – 0.7%
Cboe Global Markets, Inc.	6,629	$1,295,307
Citigroup, Inc.	120,769	8,500,930
		$9,796,237
Business Services – 1.9%
Accenture PLC, “A”	14,346	$5,046,779
Dropbox, Inc. (a)	129,068	3,877,203
Verisk Analytics, Inc., “A”	67,027	18,461,247
		$27,385,229
Chemicals – 0.4%
Eastman Chemical Co.	67,656	$6,178,346
Computer Software – 10.2%
Guidewire Software, Inc. (a)	65,254	$11,000,519
Microsoft Corp.	227,704	95,977,236
Okta, Inc. (a)	21,094	1,662,207
Salesforce, Inc.	69,542	23,249,977
ServiceNow, Inc. (a)	15,459	16,388,395
Zoom Communications, Inc. (a)	18,244	1,488,893
		$149,767,227
Computer Software - Systems – 6.9%
Apple, Inc.	407,303	$101,996,817
Construction – 2.3%
Builders FirstSource, Inc. (a)	74,388	$10,632,277
Essex Property Trust, Inc., REIT	41,928	11,967,928
Masco Corp.	88,704	6,437,249
Mohawk Industries, Inc. (a)	16,160	1,925,141
Stanley Black & Decker, Inc.	26,516	2,128,970
		$33,091,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.9%
Colgate-Palmolive Co.	104,918	$9,538,096
Kimberly-Clark Corp.	140,684	18,435,231
		$27,973,327
Consumer Services – 0.9%
Booking Holdings, Inc.	2,662	$13,225,934
Electrical Equipment – 0.8%
Amphenol Corp., “A”	34,124	$2,369,912
TE Connectivity PLC	65,868	9,417,148
		$11,787,060
Electronics – 11.6%
Applied Materials, Inc.	83,456	$13,572,449
Broadcom, Inc.	39,199	9,087,896
Lam Research Corp.	252,476	18,236,342
NVIDIA Corp.	866,214	116,323,878
NXP Semiconductors N.V.	65,012	13,512,744
		$170,733,309
Energy - Independent – 2.0%
ConocoPhillips	111,955	$11,102,578
EOG Resources, Inc.	24,976	3,061,558
Phillips 66	129,655	14,771,594
		$28,935,730
Energy - Integrated – 0.1%
Exxon Mobil Corp.	11,016	$1,184,991
Food & Beverages – 1.2%
General Mills, Inc.	187,799	$11,975,942
Mondelez International, Inc.	86,412	5,161,389
PepsiCo, Inc.	8,098	1,231,382
		$18,368,713
Health Maintenance Organizations – 1.3%
Cigna Group	64,717	$17,870,953
UnitedHealth Group, Inc.	2,592	1,311,189
		$19,182,142
Insurance – 4.6%
Ameriprise Financial, Inc.	44,436	$23,659,060
Berkshire Hathaway, Inc., “B” (a)	17,326	7,853,529
Corebridge Financial, Inc.	589,465	17,642,687
Equitable Holdings, Inc.	69,083	3,258,645
Everest Group Ltd.	11,991	4,346,258
Hartford Financial Services Group, Inc.	58,299	6,377,911
MetLife, Inc.	35,911	2,940,393
Reinsurance Group of America, Inc.	10,189	2,176,676
		$68,255,159
Internet – 8.3%
Alphabet, Inc., “A”	203,350	$38,494,155
Alphabet, Inc., “C”	129,516	24,665,027
Meta Platforms, Inc., “A”	99,382	58,189,155
		$121,348,337

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.9%
AGCO Corp.	20,931	$1,956,630
CNH Industrial N.V.	556,046	6,300,001
Eaton Corp. PLC	20,143	6,684,857
Mueller Industries, Inc.	17,589	1,395,863
Wabtec Corp.	60,071	11,388,861
		$27,726,212
Major Banks – 3.2%
Bank of America Corp.	172,993	$7,603,042
JPMorgan Chase & Co.	101,414	24,309,950
Wells Fargo & Co.	222,571	15,633,387
		$47,546,379
Medical & Health Technology & Services – 1.8%
IQVIA Holdings, Inc. (a)	17,687	$3,475,672
McKesson Corp.	39,112	22,290,320
Universal Health Services, Inc.	6,357	1,140,573
		$26,906,565
Medical Equipment – 1.0%
Abbott Laboratories	30,155	$3,410,832
Becton, Dickinson and Co.	5,743	1,302,914
Boston Scientific Corp. (a)	40,643	3,630,233
Medtronic PLC	85,152	6,801,942
		$15,145,921
Network & Telecom – 0.9%
Motorola Solutions, Inc.	13,755	$6,357,974
Qualcomm, Inc.	40,955	6,291,507
		$12,649,481
Oil Services – 1.0%
TechnipFMC PLC	486,877	$14,090,220
Other Banks & Diversified Financials – 5.3%
American Express Co.	67,879	$20,145,808
Mastercard, Inc., “A”	10,184	5,362,589
Northern Trust Corp.	83,324	8,540,710
Popular, Inc.	105,743	9,946,187
Visa, Inc., “A”	106,514	33,662,684
		$77,657,978
Pharmaceuticals – 6.0%
AbbVie, Inc.	159,434	$28,331,422
Eli Lilly & Co.	6,513	5,028,036
Johnson & Johnson	170,971	24,725,826
Merck & Co., Inc.	19,908	1,980,448
Organon & Co.	261,460	3,900,983
Pfizer, Inc.	598,532	15,879,054
Vertex Pharmaceuticals, Inc. (a)	21,230	8,549,321
		$88,395,090
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	10,987	$1,337,557
Railroad & Shipping – 1.0%
CSX Corp.	443,181	$14,301,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.9%
Essential Properties Realty Trust, REIT	217,065	$6,789,793
Jones Lang LaSalle, Inc. (a)	49,621	12,561,060
W.P. Carey, Inc., REIT	165,873	9,036,761
		$28,387,614
Restaurants – 0.4%
Aramark	148,039	$5,523,335
Specialty Chemicals – 0.9%
RPM International, Inc.	103,479	$12,734,126
Specialty Stores – 8.1%
Amazon.com, Inc. (a)	318,300	$69,831,837
Home Depot, Inc.	46,231	17,983,397
O'Reilly Automotive, Inc. (a)	13,323	15,798,413
Target Corp.	117,466	15,879,054
		$119,492,701
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc.	21,765	$4,804,188
Tobacco – 1.3%
Altria Group, Inc.	359,909	$18,819,642
Utilities - Electric Power – 3.1%
Dominion Energy, Inc.	185,232	$9,976,595
DTE Energy Co.	11,937	1,441,393
Edison International	112,057	8,946,631
NextEra Energy, Inc.	193,261	13,854,881
PG&E Corp.	552,967	11,158,874
		$45,378,374
Total Common Stocks		$1,453,605,363
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.49% (v)	13,054,428	$13,057,038

Other Assets, Less Liabilities – 0.1%		1,062,686
Net Assets – 100.0%		$1,467,725,087
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,057,038 and $1,453,605,363, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,453,605,363	$—	$—	$1,453,605,363
Investment Companies	13,057,038	—	—	13,057,038
Total	$1,466,662,401	$—	$—	$1,466,662,401
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,487,373	$67,714,694	$68,144,450	$2,197	$(2,776)	$13,057,038
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$153,429	$—